PROFORMA FINANCIAL INFORMATION - Operations Statement (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Operating expenses
Research and development	$ 343,742	$ 435,671		$ 1,101,820	$ 1,397,554	$ 1,489,483	$ 1,537,491
General and administrative	1,438,553	167,747		1,192,244	3,676,125	2,666,669	1,621,341
Share-based compensation expense	158,244	371,637		112,573	1,495,837	1,709,230	484,210
Depreciation	14,387			34,036	63,454	59,479	44,448
Total operating expenses	1,954,926	1,246,817		2,440,673	6,632,970	5,924,861	3,687,490
Other income (expenses)
Interest expense	4,701			0	(7,697)	7,459	(179)
Other income	(8,522)			(46,026)	(42,173)	(33,974)	(46,349)
Foreign exchange loss	71,399			(36,211)	(112,771)	(184,125)	(36,211)
Change in fair value of warrant derivative liability	(870,913)	6,387,473	$ (7,419,643)	0	(7,742,555)	(484,124)	6,387,473
Total other income (expenses)	950,834			(24,074)	7,669,118	330,955	(6,411,403)
Net loss for the period	(1,004,092)	(7,634,146)	2,040,240	(2,464,747)	1,036,148	(5,593,906)	(10,098,893)
Foreign exchange translation adjustment	0	24,799	$ 0	(24,390)	0	24,799	409
Net loss and comprehensive loss for the period	(1,004,092)	$ (7,609,347)		$ (2,489,137)	1,036,148	$ (5,569,107)	(10,098,484)
Pro Forma [Member]
Sales	119,341				1,919,779		2,005,837
Cost of sales	151,689				1,342,780		1,411,474
Gross profit	(32,348)				576,999		594,363
Operating expenses
Research and development	390,260				1,597,379		1,696,773
General and administrative	1,715,400				4,949,415		3,462,721
Sales and marketing	90,637				264,080		240,219
Share-based compensation expense	158,244				1,509,717		1,709,230
Depreciation	16,796				65,863		69,603
Total operating expenses	2,371,337				8,386,454		7,178,546
Other income (expenses)
Interest expense	(15,344)				(68,058)		(73,836)
Other income	4,034				(43,594)		24,875
Foreign exchange loss	71,399				112,771		(184,125)
Change in fair value of warrant derivative liability	870,913				(7,742,555)		484,124
Total other income (expenses)	931,002				(7,741,436)		251,038
Net loss for the period	(1,472,683)				(15,550,891)		(6,333,145)
Foreign exchange translation adjustment	0				0		24,799
Net loss and comprehensive loss for the period	$ (1,472,683)				$ (15,550,891)		$ (6,308,346)